Derivative Instruments - Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Available-for-Sale Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying Amount of the Hedged Assets	$ 99
Cumulative hedging adjustment included in the carrying amount of the hedged assets	(1)
Long-term Debt Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged liabilities	8,567	$ 23,195
Cumulative hedging adjustment included in the carrying amount of the hedged liabilities	$ 903	$ 35